Cover	Mar. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2023
Entity File Number	001-40871
Entity Registrant Name	PARSEC CAPITAL ACQUISITIONS CORP
Entity Central Index Key	0001855751
Entity Tax Identification Number	86-2087408
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	320 W. Main Street
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75057
City Area Code	203
Local Phone Number	524-6524
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false